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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Municipal Trust
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    AMT - General Portfolio
    AMT - New York Portfolio
    AMT - California Portfolio
    AMT - Connecticut Portfolio
    AMT - New Jersey Portfolio
    AMT - Virginia Portfolio
    AMT - Florida Portfolio
    AMT - Massachusetts Portfolio

3.  Investment Company Act File Number:
    811-3586

    Securities Act File Number:
    2-79807

4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
    [  ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933





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    other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    AMT General Portfolio               -0- shares
                                       $-0-

    AMT New York Portfolio              -0- shares
                                       $-0-

    AMT California Portfolio            -0- shares
                                       $-0-

    AMT Connecticut Portfolio           -0- shares
                                       $-0-

    AMT New Jersey Portfolio            -0- shares
                                       $-0-

    AMT Virginia Portfolio              -0- shares
                                       $-0-

    AMT Florida Portfolio               -0- shares
                                       $-0-

    AMT Massachusetts Portfolio         -0- shares
                                       $-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

    AMT General Portfolio               41,569,072 shares
                                       $41,569,072

    AMT New York Portfolio              -0- shares
                                       $-0-

    AMT California Portfolio            -0- shares
                                       $-0-

    AMT Connecticut Portfolio           -0- shares
                                       $-0-

    AMT New Jersey Portfolio            -0- shares
                                       $-0-







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    AMT Virginia Portfolio              -0- shares
                                       $-0-

    AMT Florida Portfolio               -0- shares
                                       $-0-

    AMT Massachusetts Portfolio         -0- shares
                                       $-0-
9. Number and aggregate sale price of securities sold during the fiscal year:

    AMT General Portfolio               4,839,300,426 shares
                                       $4,839,300,426

    AMT New York Portfolio              1,393,269,626 shares
                                       $1,393,269,626

    AMT California Portfolio            1,497,181,205 shares
                                       $1,497,181,205

    AMT Connecticut Portfolio           454,599,210 shares
                                       $454,599,210

    AMT New Jersey Portfolio            521,386,264 shares
                                       $521,386,264

    AMT Virginia Portfolio              159,430,948 shares
                                       $159,430,948

    AMT Florida Portfolio               509,670,004 shares
                                       $509,670,004

    AMT Massachusetts Portfolio         25,831,508 shares
                                       $25,831,508


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
    24f-2:

    AMT General Portfolio               4,797,731,354 shares
                                       $4,797,731,354

    AMT New York Portfolio              1,393,269,626 shares
                                       $1,393,269,626






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    AMT California Portfolio            1,497,181,205 shares
                                       $1,497,181,205

    AMT Connecticut Portfolio           454,599,210 shares
                                       $454,599,210

    AMT New Jersey Portfolio            521,386,264 shares
                                       $521,386,264

    AMT Virginia Portfolio              159,430,948 shares
                                       $159,430,948

    AMT Florida Portfolio               509,670,004 shares
                                       $509,670,004

    AMT Massachusetts Portfolio         25,831,508 shares
                                       $25,831,508


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    AMT General Portfolio               32,634,656 shares
                                       $32,634,656

    AMT New York Portfolio              10,008,303 shares
                                       $10,008,303

    AMT California Portfolio            9,627,307 shares
                                       $9,627,307

    AMT Connecticut Portfolio           2,779,714 shares
                                       $2,779,714

    AMT New Jersey Portfolio            3,170,235 shares
                                       $3,170,235

    AMT Virginia Portfolio              2,395,719 shares
                                       $2,395,719

    AMT Florida Portfolio               3,171,608 shares
                                       $3,171,608

    AMT Massachusetts Portfolio         60,735 shares
                                       $60,735





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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

         AMT - General Portfolio       $4,797,731,354
         AMT - New York Portfolio      $1,393,269,626
         AMT - California Portfolio    $1,497,181,205
         AMT - Connecticut Portfolio   $  454,599,210
         AMT - New Jersey Portfolio    $  521,386,264
         AMT - Virginia Portfolio      $  159,430,948
         AMT - Florida Portfolio       $  509,670,004
         AMT - Massachusetts Portfolio $   25,831,508

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

         AMT - General Portfolio       $32,634,656
         AMT - New York Portfolio      $10,008,303
         AMT - California Portfolio    $ 9,627,307
         AMT - Connecticut Portfolio   $ 2,779,714
         AMT - New Jersey Portfolio    $ 3,170,235
         AMT - Virginia Portfolio      $ 2,395,719
         AMT - Florida Portfolio       $ 3,171,608
         AMT - Massachusetts Portfolio $    60,735

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

         AMT - General Portfolio       $4,948,648,645
         AMT - New York Portfolio      $1,378,798,954
         AMT - California Portfolio    $1,447,522,736
         AMT - Connecticut Portfolio   $  450,579,156
         AMT - New Jersey Portfolio    $  499,072,233
         AMT - Virginia Portfolio      $  172,607,670
         AMT - Florida Portfolio       $  514,872,858
         AMT - Massachusetts Portfolio $   10,846,144

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

         AMT - General Portfolio       $-0-
         AMT - New York Portfolio      $-0-
         AMT - California Portfolio    $-0-
         AMT - Connecticut Portfolio   $-0-
         AMT - New Jersey Portfolio    $-0-



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         AMT - Virginia Portfolio      $-0-
         AMT - Florida Portfolio       $-0-
         AMT - Massachusetts Portfolio $-0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

         AMT - General Portfolio       $(118,282,635)
         AMT - New York Portfolio      $  24,478,975
         AMT - California Portfolio    $  59,285,776
         AMT - Connecticut Portfolio   $   6,799,768
         AMT - New Jersey Portfolio    $  25,484,266
         AMT - Virginia Portfolio      $ (10,781,003)
         AMT - Florida Portfolio       $  (2,031,246)
         AMT - Massachusetts Portfolio $  15,046,099
         TOTAL                         $         -0-

   (vi)  Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation (see instruction C.6):

         x  1/3300

  (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

         AMT - General Portfolio       $ (35,843)
         AMT - New York Portfolio      $   7,418
         AMT - California Portfolio    $  17,965
         AMT - Connecticut Portfolio   $   2,061
         AMT - New Jersey Portfolio    $   7,723
         AMT - Virginia Portfolio      $  (3,267)
         AMT - Florida Portfolio       $    (616)
         AMT - Massachusetts Portfolio $   4,559
         TOTAL                         $     -0-


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures
    (17 CFR 202.3a).
    [    ]








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                         SIGNATURE

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*   /s/  Mary Ann Milley
                             __________________________
                                  Mary Ann Milley
                                  Assistant Secretary

Date:  August 26, 1997


*Please print the name and title of the signing officer below the signature.


































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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y. 10004

                Telephone:  (212) 574-1200
                Facsimile:  (212) 480-8421


                                  August 26, 1997

Alliance Municipal Trust
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Municipal Trust, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 9,359,100,119 shares of beneficial interest of the Company, par value $.001 per share, during the fiscal year of the Company ended June 30,1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 9,359,100,119 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

         Our opinion above stated is expressed as members of the bar of the State of New York.















Alliance Municipal Trust          2          August 26, 1997


         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.
                                  Very truly yours,


                                  /s/  Seward & Kissel
                                  ________________________
                                       Seward & Kissel










































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